Schedule of Investments (unaudited)	iShares® MSCI Malaysia ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 39.0%
AMMB Holdings Bhd	3,972,837	$3,131,699
CIMB Group Holdings Bhd	15,314,112	15,985,998
Hong Leong Bank Bhd	1,556,540	6,530,133
Hong Leong Financial Group Bhd	550,200	2,064,665
Malayan Banking Bhd	12,985,681	24,330,029
Public Bank Bhd	34,844,900	28,754,309
RHB Bank Bhd	3,555,902	4,121,240
		84,918,073
Chemicals — 4.4%
Petronas Chemicals Group Bhd	6,703,400	9,515,503

Construction & Engineering — 2.0%
Gamuda Bhd	4,463,400	4,293,842

Diversified Telecommunication Services — 1.4%
Telekom Malaysia Bhd	2,748,900	3,033,817

Electric Utilities — 5.9%
Tenaga Nasional Bhd	6,196,612	12,763,291

Energy Equipment & Services — 1.7%
Dialog Group Bhd	8,101,254	3,788,122

Food Products — 12.9%
IOI Corp. Bhd	6,016,030	4,803,953
Kuala Lumpur Kepong Bhd	1,164,200	5,263,991
Nestle Malaysia Bhd	168,300	4,886,188
PPB Group Bhd	1,531,919	5,396,816
QL Resources Bhd	2,625,550	3,157,145
Sime Darby Plantation Bhd	4,964,255	4,529,257
		28,037,350
Gas Utilities — 3.1%
Petronas Gas Bhd	1,894,400	6,870,817

Health Care Equipment & Supplies — 1.3%
Top Glove Corp. Bhd(a)(b)	11,805,800	2,911,645

Health Care Providers & Services — 3.0%
IHH Healthcare Bhd	5,271,000	6,589,008

Hotels, Restaurants & Leisure — 3.9%
Genting Bhd	5,102,100	4,638,982
Genting Malaysia Bhd	7,118,100	3,868,811
		8,507,793
Industrial Conglomerates — 1.4%
HAP Seng Consolidated Bhd	147,700	115,848
Sime Darby Bhd	6,515,355	2,919,296
		3,035,144
Security	Shares	Value

Marine Transportation — 2.3%
MISC Bhd	3,204,320	$5,064,116

Metals & Mining — 4.1%
Press Metal Aluminium Holdings Bhd	8,874,700	8,853,761

Oil, Gas & Consumable Fuels — 1.5%
Petronas Dagangan Bhd	712,500	3,260,318

Semiconductors & Semiconductor Equipment — 1.6%
Inari Amertron Bhd	6,264,700	3,415,032

Specialty Retail — 1.2%
MR DIY Group M Bhd(c)	7,890,400	2,682,635

Transportation Infrastructure — 1.2%
Malaysia Airports Holdings Bhd	1,784,400	2,670,780

Wireless Telecommunication Services — 7.9%
Axiata Group Bhd	6,601,900	3,973,407
DiGi.Com Bhd	8,425,400	8,159,533
Maxis Bhd(b)	5,621,400	5,004,970
		17,137,910
Total Long-Term Investments — 99.8%
(Cost: $150,990,750)	.	217,348,957

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(d)(e)(f)	2,774,891	2,775,446
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(d)(e)	140,000	140,000

Total Short-Term Securities — 1.3%
(Cost: $2,915,469)		2,915,446

Total Investments — 101.1%
(Cost: $153,906,219)		220,264,403

Liabilities in Excess of Other Assets — (1.1)%		(2,361,134)

Net Assets — 100.0%		$217,903,269

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Malaysia ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$2,759,018	(a)	$—	$16,451	$(23)	$2,775,446	2,774,891	$58,933	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	110,000	30,000	(a)	—	—	—	140,000	140,000	8,299		—
					$16,451	$(23)	$2,915,446		$67,232		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets Index	10	06/16/23	$478	$(95)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$25,635,949	$191,713,008	$—	$217,348,957
Short-Term Securities
Money Market Funds	2,915,446	—	—	2,915,446
	$28,551,395	$191,713,008	$—	$220,264,403

Schedule of Investments (unaudited) (continued)	iShares® MSCI Malaysia ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(95)	$—	$—	$(95)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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